UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Worldwide Real Estate Fund
Schedule of Portfolio Investments
September 30, 2006

Country	No. of Shares	Securities		Value
Common Stocks:
Australia 7.8%
	61,324	Lend Lease Corp. Ltd. #		$ 731,100
	500,000	Multiplex Group #		1,310,285
				2,041,385
Canada 8.6%
	22,250	Brookfield Properties Corp. (USD)		785,870
	13,200	Killam Properties, Inc. †		28,579
	270,000	Killam Properties, Inc. † R		584,567
	36,800	Mainstreet Equity Corp. †		326,270
	29,400	Timberwest Forest Corp.		374,290
	10,000	Timberwest Forest Corp. R		127,309
				2,226,885
France 1.0%
	1,250	Unibail #		262,661
Germany 2.1%
	15,000	IVG Immobilien AG #		544,283
Hong Kong 3.7%
	30,000	Cheung Kong Holdings Ltd. #		321,737
	200,000	Hang Lung Properties Ltd. #		426,770
	20,000	Sun Hung Kai Properties Ltd. #		218,092
				966,599
Italy 0.9%
	200,000	Beni Stabili S.p.A. #		223,128
Japan 16.1%
	12,000	Goldcrest Co. Ltd. #		652,100
	54,000	Mitsubishi Estate Co. Ltd. #		1,180,987
	52,000	Mitsui Fudosan Co. Ltd. #		1,182,605
	40,000	Sumitomo Realty & Development Co. Ltd. #		1,176,629
				4,192,321
Spain 2.2%
	17,540	Inmobiliaria Urbis, S.A.		575,168
United Kingdom 3.1%
	16,160	British Land Co. PLC #		412,240
	10,562	Land Securities Group PLC † #		388,827
				801,067
United States 44.4%
	65,000	Annaly Mortgage Management, Inc.		854,100
	10,000	Apartment Investment &
		Management Co. (Class A)		544,100
	9,000	Boston Properties, Inc.		930,060
	225,000	Denny's Corp. †		767,250
	30,000	Equity Inns, Inc.		477,600
	10,000	General Growth Properties, Inc.		476,500
	20,300	Hilton Hotels Corp.		565,355
	3,061	Host Hotels & Resorts, Inc.		70,189
	10,000	Liberty Property Trust		477,900
	84,400	Lodgian, Inc. †		1,120,832
	11,500	Mesabi Trust		242,075
	60,000	Mills Corp.		1,002,600
	20,000	MVC Capital, Inc.		259,200
	20,500	New Century Financial Corp.		805,855
	20,000	Post Properties, Inc.		950,400
	12,000	Prologis		684,720
	5,500	Public Storage, Inc.		472,945
	5,000	SL Green Realty Corp.		558,500
	5,000	Starwood Hotels & Resorts
		Worldwide, Inc. (Paired Certificate)		285,950
				11,546,131

Total Common Stocks 89.9%
(Cost: $14,017,929)				23,379,628

Short-Term Obligations 9.5%		Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 9/29/06; maturity value $2,468,884 with State Street Bank & Trust Co., collateralized by $2,520,000 Federal National Mortgage Association 4.25% due 5/15/09 with a value of $2,520,096) (Cost $2,468,000)		10/2/06	4.30%	2,468,000

Total Investments 99.4%
(Cost: $16,485,929)				25,847,628
Other assets less liabilities 0.6%				150,893
Net Assets 100.0%				$ 25,998,521

† - Non-income producing
# - Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $9,031,444, which represented 34.7% of net assets.

R - All or a portion of the security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities are considered liquid and the market value amounted to $711,876 or 2.7% of total net assets.

Restricted securities held by the Fund are as follows:
Security	Acquisition Date	Acquisition Cost	Value	Value as % of Net Assets
Killam Properties, Inc.	11/11/2003	$337,932	$584,567	2.2%
Timberwest Forest Corp.	1/24/2002	69,361	127,309	0.5%
$711,876	2.7%

Summary of Investments by Industry	% of Net Assets
Apartments	11.9%
Diversified	34.5%
Forest Products	1.9%
Hotels and Motels	9.7%
Industrial	2.6%
Land	0.9%
Office	10.6%
Other	10.3%
Regional Malls	5.7%
Storage	1.8%
Short-Term Obligations	9.5%
Other assets less liabilities	0.6%
100.0%

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Real Estate Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: November 29, 2006